Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2013
Buildings [Member]
Property, Plant and Equipment, Useful Life	10 years
Property, Plant and Equipment, Depreciation Methods	Straight-line
Computer equipment and software [Member]
Property, Plant and Equipment, Useful Life	3 years
Property, Plant and Equipment, Depreciation Methods	Straight-line
Furniture and fixtures [Member]
Property, Plant and Equipment, Useful Life	5 years
Property, Plant and Equipment, Depreciation Methods	Straight-line
Machinery and equipment [Member]
Property, Plant and Equipment, Depreciation Methods	Straight-line
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	8 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Leasehold improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Lease term
Property, Plant and Equipment, Depreciation Methods	Straight-line